DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Designated as Hedging Instruments [Table Text Block]
At December 31, 2014, the information pertaining to the interest rate swap agreement used to hedge variable rate debt was as follows:

December 31, 2014
(Dollars in Thousands)
Notional amount	$8,000
Weighted average fixed pay rate	2.44%
Weighted average variable receive rate	0.24%
Weighted average maturity in years	1.0
Unrealized loss relating to interest rate swap	$157

Schedule of Derivative Instruments
At December 31, 2015 and 2014, information pertaining to the Company's interest rate swap agreement not designated as a hedge is as follows:

	December 31,
	2015	2014
	(Dollars in Thousands)
Notional amount	$15,000	$15,000
Weighted average fixed pay rate	1.26%	1.26%
Weighted average variable receive rate	0.32%	0.25%
Weighted average maturity in years	1.0	2.0
Unrealized loss relating to interest rate swap	$64	$114

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair values of derivative instruments as well as their classification on the consolidated balance sheets at December 31, 2015 and 2014.

		December 31, 2015		December 31, 2014
	Balance Sheet Location	Notional Amount	Estimated Fair Value	Notional Amount	Estimated Fair Value
		(In Thousands)
Derivative designated as hedging instrument:
Interest rate swap	Other Liabilities	$—	$—	$8,000	$(157)
Derivatives not designated as hedging instruments:
Interest rate swap	Other Liabilities	15,000	(64)	15,000	(114)
Derivative loan commitments	Other Assets	6,170	51	6,436	59
Forward loan sale commitments	Other Assets	3,656	19	2,754	—